1179246

FORM D

03055378

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

FORM D

OMB Approval	
OMB Number:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	16.00

RECEIVED APR 09 2003

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Earth To Air Systems, Inc. ("ETA") Heating/Cooling Project

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☐ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Earth To Air Systems, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
425 Sims Lane, Franklin, TN 37069	(615) 371-1222
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) 214 Overlook Court, suite 160, Brentwood, TN 37027	Telephone Number (Including Area Code) (615) 371-1222

Brief Description of Business

PROCESSED
APR 10 2003
THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 1 Year 0 2 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) T N

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice consitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

CR

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Wiggs, B. Ryland

Business or Residence Address (Number and Street, City, State, Zip Code)
214 Overlook Court, suite 160, Brentwood, TN 37027

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Wiggs, Elsie M.

Business or Residence Address (Number and Street, City, State, Zip Code)
214 Overlook Court, Suite 160, Brentwood, TN 37027

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Wiggs, David R.

Business or Residence Address (Number and Street, City, State, Zip Code)
214 Overlook Court, Suite 160, Brentwood, TN. 37027

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering?	☐	X☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. N/A

Full Name (Last name first, if individual)
Owners/Officers of Earth To Air Systems, Inc. (the issuer) intend to sell the securities.

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☒ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional coopies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 1,000,000	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ________)	$	$
Total	$ 1,000,000	$ 0

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	0	$ 0
Regulation A	0	$ 0
Rule 504	0	$ 0
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 0
Printing and Engraving Costs	☒	$ 500
Legal Fees	☒	$ 0
Accounting Fees	☒	$ 0
Engineering Fees	☒	$ 0
Sales Commissions (Specify finder's fees separately)	☒	$ 0
Other Expenses (identify) ________	☒	$ 0
Total	☒	$ 500

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $999,500

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b. above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☒	$999,500	☒	$ 0
Purchase of real estate	☒	$ 0	☒	$ 0
Purchase, rental or leasing and installation of machinery and equipment	☒	$ 0	☒	$ 0
Construction or leasing of plant buildings and facilities	☒	$ 0	☒	$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☒	$ 0	☒	$ 0
Repayment of indebtedness	☒	$ 0	☒	$ 0
Working capital	☒	$ 0	☒	$ 0
Other (specify) Estimated printing costs	☒	$ 0	☐	$ 500
	☒	$ 0	☒	$ 0
Column Totals	☒	$ 999,000	☒	$ 500
Total Payments Listed (column totals added)			☒	$ 1,000,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b) (2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Earth To Air Systems, Inc.	B. Ryland Wiggs	July 31, 2002
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
B. Ryland Wiggs	President/CEO	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252 (c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? . . . . Yes ☐ No XXX

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Earth To Air Systems, Inc.	B. Ryland Wiggs	July 31, 2002
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
B. Ryland Wiggs	President/CEO	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX - N/A

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (PartC-Item 1)	Type of investor and amound purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

APPENDIX - N/A

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (PartC-Item 1)	Type of investor and amound purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Earth To Air Systems™, Inc.
Advanced DX Technologies and Designs

April 3, 2003

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

SEC MAIL PROCESSING
RECEIVED
APR 09 2003
WASH. D.C. 184 SECTION

Re: Correction to Form D – Earth To air Systems, Inc.

To Whom It May Concern:

Please be advised that Earth To Air Systems, Inc. ("ETA") filed an original and five copies of Form D on or about August 1, 2002, intending to raise only $1 million, or less, via accredited investors, pursuant to a Private Placement Memorandum offering. To-date, the owners of ETA have personally contributed all necessary funding for the subject project and no securities have been sold. However, some securities may be sold in the future pursuant to the offering.

Please note at page 12 of the offering, under the heading "Terms Of Offering" (a copy of page 12 is enclosed and marked), it was stated that it was ETA's intent to accept partial units at the discretion of the Company. However, it has been recently noted that at page 3 of Form D, pursuant to question number 2, the minimum amount that will be accepted from any individual was incorrectly typed in at the full sum of $100,000 per unit, rather than the intended minimum partial unit of $10,000. As no securities have been sold to date pursuant to the subject offering, no party will be prejudiced by the correction of this typographical error.

Consequently, five copies of Form D, as corrected on page 3 opposite question 2, so as to reflect the minimum investment that will be accepted from any individual is $10,000, are enclosed herewith. Nothing in the Private Placement Memorandum needs to be corrected or changed. Consequently, no additional copies of the offering are enclosed.

It is my understanding that no filing fee is required, and that this letter, together with the corrected Form D, as stated herein, will be appropriate for correcting the said typographical error. Should any additional information, or should any filing fee, be required, please promptly so advise me. Otherwise, I will understand this subject correction filing is acceptable. Thank you.

Very truly yours,

B. Ryland Wiggs

B. Ryland Wiggs
President/CEO

CONFIDENTIAL PRIVATE PLACEMENT MEMORANDUM
"ACCREDITED INVESTOR ONLY" CAPITALIZATION INVESTMENT

EARTH TO AIR SYSTEMS, INC. ("ETA") HEATING/COOLING PROJECT
$1,000,000 Maximum Offering
10 Units at $100,000 per Unit

AN INVESTMENT IN THESE SECURITIES IS HIGHLY SPECULATIVE AND INVOLVES A HIGH DEGREE OF RISK. PROSPECTIVE INVESTORS SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH UNDER "HIGH RISK FACTORS" BEFORE PURCHASING SUCH SECURITIES.

THE SECURITIES BEING OFFERED HEREBY HAVE NOT BEEN REGISTERED OR APPROVED OR DISAPPROVED BY THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION OR THE SECURITIES REGULATING AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS MEMORANDUM. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

THE SECURITIES BEING OFFERED HEREBY HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 IN RELIANCE UPON EXEMPTION FROM SUCH REGISTRATION IN ACCORDANCE WITH REGULATION D THEREUNDER AS WELL AS OTHER STATE AND FEDERAL EXEMPTIONS FROM REGISTRATION. THE EXISTENCE OF THE EXEMPTION DEPENDS ON CERTAIN FACTS INCLUDING THAT THE SECURITIES ARE NOT BEING OFFERED THROUGH GENERAL ADVERTISING OR THROUGH GENERAL SOLICITATION, INCLUDING BUT NOT LIMITED TO, ADVERTISEMENTS OR COMMUNICATIONS IN NEWSPAPERS, MAGAZINES, OR OTHER MEDIA, OR BROADCASTS ON RADIO OR TELEVISION. THIS MEMORANDUM SHALL BE TREATED AS CONFIDENTIAL BY THE PERSON TO WHOM IT WAS DELIVERED IN PERSON, AND ANY DISTRIBUTION OF THIS MEMORANDUM, OR ANY PART HEREOF, OR DIVULGENCE OF ANY OF ITS CONTENTS IS UNAUTHORIZED. EACH PURCHASER MUST SATISFY CERTAIN REQUIREMENTS AS TO INCOME, NET WORTH, AND PRIOR INVESTMENT EXPERIENCE. THE INFORMATION WHICH MUST BE SUPPLIED BY INVESTORS IN THIS REGARD WILL BE RELIED UPON BY MANAGEMENT OF THE COMPANY. THIS MEMORANDUM SHOULD NOT BE CONSIDERED LEGAL OR TAX OR BUSINESS ADVICE AND EACH INVESTOR SHOULD CONSULT HIS OWN LEGAL COUNSEL, TAX ADVISOR AND BUSINESS ADVISOR.

The date of this Confidential Private Offering Memorandum is August 1, 2002.

15. <u>Product Liability</u>. The Company plans to offer warranties concerning various aspects of the DWDX system. There can be no assurance that in the future the Company will not face warranty and/or product liability claims with respect to products which may be sold by the Company and/or its authorized distributors/dealers and/or its assignees.

16. <u>No Customers</u>. The Company's DWDX Project has no customers or agreements concerning its proposed area of business, and can give no assurance that it will be able to secure any agreements or customers, or if so, that such customers or agreements will result in profits for the Company.

17. <u>Continued Control</u>- Even if this offering is fully subscribed, investors will have no control in the direction and/or management of the Company and/or of its subject DWDX Project. Consequently, the present majority stockholders of the Company will continue to elect all of the Company's directors and officers and will continue to otherwise control its policies, as well as those of the subject DWDX Project.

TERMS OF OFFERING

The Company is offering to private investors a maximum of $1,000,000 in Units. Each Unit is offered at $100,000, and consists of a respective and corresponding one present (1%) present interest in the Company. The Units are being offered by the Company, and no commissions will be paid to it or its officers and directors. However, if registered broker- dealers or finders, not prohibited by law from receiving renumeration, assist the Company in selling the Units, such persons may receive up to 10% of the offering price per Unit, in addition to a potential 3% maximum in unaccountable fees.

The Units are being offered to private accredited investors pursuant to the exemption from registration under the Securities Act of 1933, as amended, contained in Regulation D thereunder. The Company reserves the right to refuse subscriptions in order to comply with State and Federal securities laws and for any other reason. The Units are subject to prior sale. The minimum investment is one Unit per $100,000 investment per investor; however, partial Units may be accepted at the discretion of the Company.

The subscription period will begin on the date of this Private Placement Memorandum ("PPM") and will terminate on the earliest of (i) one year from the date of this PPM; or (ii) the date that accepted subscriptions for shares total $1,000,000; or (iii) any earlier date hereafter specified by the Company. The offering is made on a "best efforts only" basis. Therefore, once subscriptions are received and accepted by the Company, such funds will be used by the Company and will not be returned to subscribers.

The estimated costs of the offering will likely not be more that $500. All subscription monies, once accepted, will be deposited in the Company's general account at Franklin National Bank, Nashville, Tennessee. Checks for subscriptions should be made payable to "IPO Development Corporation"

E. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering?	☐	X☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? *Typographical error → $100,000
*should have been $10,000

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. N/A

Full Name (Last name first, if individual)
Owners/Officers of Earth To Air Systems, Inc. (the issuer) intend to sell the securiti

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☒ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional coopies of this sheet, as necessary)